Other Equity Instruments - Summary of Other Equity Instruments (Detail) Unit_pure in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,569	2,571		3,320
Shares granted		27	22		21
Shares vested		(21)	(25)		(26)
Securities issued					500
Securities redeemed		(212)			(1,244)
Ending balance		2,363	2,569		2,571
Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,569	2,571
Shares granted		27	22
Shares vested		(21)	(25)
Securities redeemed		(212)
Ending balance		2,363	2,569		2,571
Perpetual contingent convertible securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		500	500
Securities issued					500
Ending balance		500	500		500
Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		500	500
Ending balance		500	500		500
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,564	1,564		2,808
Securities redeemed		(212)			(1,244)
Ending balance		1,352	1,564		1,564
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,564	1,564
Securities redeemed		(212)
Ending balance		1,352	1,564		1,564
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		454	454		454
Ending balance		454	454		454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		454	454
Ending balance		454	454		454
Long term incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	[1]	50	53		58
Shares granted	[1]	27	22		21
Shares vested	[1]	(21)	(25)		(26)
Ending balance		57	50	[1]	53	[1]
Long term incentive plans [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		50	53
Shares granted		27	22
Shares vested		(21)	(25)
Ending balance		57	50		53

[1]	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.